UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices)   (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2021

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 97.5%
Brazil | 7.4%
Banco do Brasil SA	1,702,502	$9,034,992
BB Seguridade Participacoes SA	1,720,910	6,304,394
CCR SA	2,925,050	6,284,366
Engie Brasil Energia SA	459,698	3,162,152
Petrobras Distribuidora SA	832,800	3,592,246
Petroleo Brasileiro SA Sponsored ADR	508,166	5,254,436
		33,632,586
China | 20.0%
A-Living Smart City Services Co., Ltd.	1,864,750	6,601,796
AAC Technologies Holdings, Inc.	689,191	3,271,899
Anhui Conch Cement Co., Ltd., Class H	1,315,375	7,075,280
China Construction Bank Corp., Class H	21,846,038	15,496,452
China Merchants Bank Co., Ltd., Class H	1,133,737	8,998,482
China Shenhua Energy Co., Ltd., Class H	3,522,275	8,227,120
China Vanke Co., Ltd., Class H	2,379,500	6,503,764
Gree Electric Appliances, Inc. of Zhuhai, Class A (*)	776,600	4,657,924
Hengan International Group Co., Ltd.	1,130,527	6,055,047
Huayu Automotive Systems Co., Ltd., Class A	415,600	1,459,038
Lenovo Group, Ltd.	1,174,000	1,259,389
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,137,000	7,715,149
Sinopharm Group Co., Ltd., Class H	2,966,797	7,705,759
Tingyi (Cayman Islands) Holding Corp.	1,784,000	3,314,862
Weichai Power Co., Ltd., Class H	1,653,958	3,425,863
		91,767,824
Egypt | 1.2%
Commercial International Bank Egypt SAE GDR	2,066,248	5,522,618
Greece | 1.0%
OPAP SA	299,911	4,626,251
Hong Kong | 1.2%
ASM Pacific Technology, Ltd.	501,988	5,466,568
Hungary | 2.0%
OTP Bank Nyrt. (*)	152,136	8,918,828
India | 6.8%
Axis Bank, Ltd. (*)	439,835	4,531,240
Bajaj Auto, Ltd.	69,080	3,544,593
Bharat Petroleum Corp., Ltd.	441,858	2,569,147
Coal India, Ltd.	1,470,676	3,637,561
Hero MotoCorp, Ltd.	90,803	3,439,611
Indus Towers, Ltd.	1,641,203	6,752,796
Petronet LNG, Ltd.	285,723	912,647
Description	Shares	Fair Value
UPL, Ltd.	621,556	$5,883,012
		31,270,607
Indonesia | 4.8%
PT Astra International Tbk	11,874,704	4,536,606
PT Bank Mandiri (Persero) Tbk	18,165,130	7,719,429
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	387,704	9,847,682
		22,103,717
Mexico | 4.9%
America Movil SAB de CV, Class L Sponsored ADR	397,890	7,030,716
Grupo Financiero Banorte SAB de CV, Class O	1,027,365	6,598,250
Grupo Mexico SAB de CV, Series B	1,310,408	5,230,459
Kimberly-Clark de Mexico SAB de CV, Series A	2,262,689	3,725,931
		22,585,356
Portugal | 2.1%
Galp Energia SGPS SA	853,066	9,660,927
Russia | 10.7%
ALROSA PAO (*),(‡)	224,930	410,547
Gazprom PJSC Sponsored ADR	791,203	7,788,190
LUKOIL PJSC Sponsored ADR	147,922	14,082,960
Mobile TeleSystems PJSC Sponsored ADR	977,430	9,422,425
Sberbank of Russia PJSC (‡)	2,372,228	11,086,285
X5 Retail Group NV GDR	187,029	6,029,332
		48,819,739
South Africa | 7.0%
Life Healthcare Group Holdings, Ltd. (*)	2,946,645	4,456,522
Mondi PLC	139,104	3,400,044
Nedbank Group, Ltd.	658,767	7,603,476
Sanlam, Ltd.	863,110	3,662,859
Standard Bank Group, Ltd.	441,095	4,188,562
The Bidvest Group, Ltd.	403,344	5,213,597
Vodacom Group, Ltd.	358,361	3,427,165
		31,952,225
South Korea | 14.0%
Coway Co., Ltd.	97,244	6,050,828
Hyundai Mobis Co., Ltd.	27,434	5,781,993
KB Financial Group, Inc.	182,809	8,500,271
KT&G Corp.	78,795	5,376,643
Samsung Electronics Co., Ltd.	272,384	16,952,855
Shinhan Financial Group Co., Ltd.	224,454	7,538,914
SK Hynix, Inc.	160,767	13,863,017
		64,064,521

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Taiwan | 9.7%
ASE Technology Holding Co., Ltd.	2,198,000	$8,556,080
Globalwafers Co., Ltd.	146,000	4,124,223
Hon Hai Precision Industry Co., Ltd.	1,998,320	7,468,072
Novatek Microelectronics Corp.	510,000	7,404,259
Quanta Computer, Inc.	2,425,000	6,730,281
Taiwan Semiconductor Manufacturing Co., Ltd.	212,989	4,392,056
Wiwynn Corp.	182,000	5,657,706
		44,332,677
Thailand | 1.9%
Kasikornbank Public Co., Ltd.	1,123,369	4,387,317
The Siam Cement Public Co., Ltd. (‡)	374,308	4,447,224
		8,834,541
United Kingdom | 2.8%
Anglo American PLC	146,105	5,039,872
Unilever PLC	145,663	7,856,688
		12,896,560
Total Common Stocks (Cost $387,172,435)		446,455,545
Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $9,628,266)	9,628,266	9,628,266
Total Investments l 99.6% (Cost $396,800,701)		$456,083,811
Cash and Other Assets in Excess of Liabilities l 0.4%		2,049,573

Net Assets l 100.0%		$458,133,384

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 95.1%
Canada | 4.6%
BRP, Inc.	13,019	$1,205,075
CAE, Inc. (*)	46,510	1,389,498
Suncor Energy, Inc.	101,622	2,106,896
TMX Group, Ltd.	16,811	1,812,896
		6,514,365
China | 2.7%
Autohome, Inc. ADR	26,755	1,255,612
China Longyuan Power Group Corp., Ltd., Class H	614,000	1,500,323
ENN Energy Holdings, Ltd.	64,200	1,051,329
		3,807,264
Denmark | 3.2%
Carlsberg AS, Class B	12,779	2,078,827
Vestas Wind Systems A/S	62,195	2,490,074
		4,568,901
Finland | 2.4%
Nordea Bank Abp	180,310	2,314,069
Sampo Oyj, A Shares	22,428	1,112,883
		3,426,952
France | 10.0%
Air Liquide SA	14,841	2,374,665
Alstom SA	26,457	1,003,817
Capgemini SE	11,213	2,331,969
Engie SA	241,063	3,163,831
Pernod Ricard SA	9,398	2,055,221
Sanofi	34,347	3,306,399
		14,235,902
Germany | 8.4%
Adidas AG	3,765	1,186,377
Continental AG (*)	14,031	1,538,234
Infineon Technologies AG	41,923	1,723,419
Merck KGaA	11,124	2,419,013
MTU Aero Engines AG	10,839	2,450,829
ProSiebenSat.1 Media SE	73,472	1,352,003
Vitesco Technologies Group AG (*)	1	36
Vonovia SE	21,607	1,298,864
		11,968,775
Hong Kong | 1.2%
ESR Cayman, Ltd. (*)	558,800	1,686,903
India | 1.1%
Reliance Industries, Ltd.	45,481	1,538,049

Description	Shares	Fair Value
Ireland | 1.4%
Ryanair Holdings PLC Sponsored ADR (*)	17,871	$1,966,882
Israel | 1.4%
Bank Leumi Le-Israel BM	235,610	1,999,976
Italy | 1.6%
Enel SpA	306,910	2,356,313
Japan | 18.0%
Asics Corp.	44,600	1,011,871
Bandai Namco Holdings, Inc.	13,900	1,043,820
Daikin Industries, Ltd.	7,800	1,677,692
Daiwa House Industry Co., Ltd.	68,292	2,280,719
Fujitsu, Ltd.	11,436	2,076,899
Hitachi, Ltd.	57,700	3,421,253
Makita Corp.	40,900	2,231,977
Matsumotokiyoshi Holdings Co., Ltd.	39,600	1,769,655
Nexon Co., Ltd.	56,767	915,873
Ryohin Keikaku Co., Ltd.	69,400	1,544,021
Shimano, Inc.	7,500	2,184,900
Sumitomo Mitsui Financial Group, Inc.	52,600	1,840,231
Suzuki Motor Corp.	38,800	1,729,444
Yamaha Corp.	32,300	2,030,642
		25,758,997
Mexico | 0.8%
Arca Continental SAB de CV	198,000	1,207,482
Netherlands | 6.0%
Akzo Nobel NV	19,326	2,104,424
JDE Peet’s NV	22,605	671,442
Koninklijke DSM NV	12,093	2,417,135
Universal Music Group NV (*)	54,624	1,462,571
Wolters Kluwer NV	18,866	1,994,190
		8,649,762
Norway | 2.6%
Equinor ASA	80,929	2,062,344
Telenor ASA	101,627	1,706,972
		3,769,316
Portugal | 1.1%
Galp Energia SGPS SA	143,598	1,626,240
Singapore | 1.2%
DBS Group Holdings, Ltd.	76,260	1,693,422
South Korea | 1.7%
Osstem Implant Co., Ltd.	8,778	983,465
SK Hynix, Inc.	16,049	1,383,913
		2,367,378
Spain | 3.0%
Banco Santander SA	562,238	2,036,485

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
Industria de Diseno Textil SA	61,653	$2,243,091
		4,279,576
Sweden | 1.2%
Sandvik AB	73,164	1,669,758
Switzerland | 3.5%
ABB, Ltd.	81,915	2,730,402
Novartis AG	26,959	2,211,722
		4,942,124
United Kingdom | 11.6%
3i Group PLC	101,322	1,745,264
Anglo American PLC	49,394	1,703,839
Barclays PLC	665,387	1,696,994
Petershill Partners PLC (*)	232,206	1,095,060
Prudential PLC	86,304	1,675,391
RELX PLC	149,851	4,318,324
Tesco PLC	652,329	2,212,501
Unilever PLC	40,195	2,172,862
		16,620,235
United States | 6.4%
Aon PLC, Class A	11,455	3,273,495
Ferguson PLC	11,521	1,597,074
Medtronic PLC	33,889	4,247,986
		9,118,555
Total Common Stocks (Cost $116,017,491)		135,773,127
Preferred Stocks | 2.0%
Germany | 2.0%
Volkswagen AG (Cost $2,192,707)	12,468	2,793,015
Short-Term Investments | 4.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $6,339,350)	6,339,350	6,339,350
Total Investments l 101.5% (Cost $124,549,548)		$144,905,492
Liabilities in Excess of Cash and Other Assets l (1.5)%		(2,085,211)

Net Assets l 100.0%		$142,820,281

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 98.4%
Aerospace & Defense | 2.3%
Curtiss-Wright Corp.	6,170	$778,531
HEICO Corp.	2,606	343,653
		1,122,184
Air Freight & Logistics | 1.0%
Echo Global Logistics, Inc. (*)	10,472	499,619
Airlines | 0.9%
Alaska Air Group, Inc. (*)	7,927	464,522
Auto Components | 0.7%
Gentherm, Inc. (*)	4,348	351,884
Banks | 8.2%
Commerce Bancshares, Inc.	8,995	626,772
East West Bancorp, Inc.	11,510	892,485
Home BancShares, Inc.	35,523	835,856
Pinnacle Financial Partners, Inc.	9,686	911,259
Prosperity Bancshares, Inc.	11,183	795,447
		4,061,819
Biotechnology | 3.0%
Exelixis, Inc. (*)	33,146	700,706
United Therapeutics Corp. (*)	4,195	774,313
		1,475,019
Building Products | 4.0%
Armstrong World Industries, Inc.	6,617	631,725
Carlisle Cos., Inc.	3,413	678,470
PGT Innovations, Inc. (*)	36,047	688,498
		1,998,693
Capital Markets | 1.1%
Morningstar, Inc.	2,167	561,318
Chemicals | 2.2%
Ashland Global Holdings, Inc.	4,776	425,637
Ingevity Corp. (*)	9,642	688,150
		1,113,787
Communications Equipment | 2.7%
Ciena Corp. (*)	12,207	626,829
F5 Networks, Inc. (*)	3,496	694,935
		1,321,764
Construction & Engineering | 0.8%
Valmont Industries, Inc.	1,731	406,993
Construction Materials | 1.4%
Eagle Materials, Inc.	5,253	688,983
Containers & Packaging | 2.4%
Avery Dennison Corp.	2,471	512,016
Description	Shares	Fair Value
Graphic Packaging Holding Co.	34,466	$656,232
		1,168,248
Electrical Equipment | 1.9%
Atkore, Inc. (*)	5,547	482,145
EnerSys	6,057	450,883
		933,028
Energy Equipment & Services | 2.8%
Cactus, Inc., Class A	16,526	623,361
Liberty Oilfield Services, Inc., Class A (*)	60,974	739,614
		1,362,975
Entertainment | 1.1%
Take-Two Interactive Software, Inc. (*)	3,688	568,210
Equity Real Estate Investment Trusts (REITs) | 8.1%
Alexandria Real Estate Equities, Inc.	3,275	625,754
Brixmor Property Group, Inc.	31,273	691,446
Camden Property Trust	3,687	543,722
Hudson Pacific Properties, Inc.	26,640	699,833
PS Business Parks, Inc.	5,413	848,434
Summit Hotel Properties, Inc. (*)	61,200	589,356
		3,998,545
Food & Staples Retailing | 1.6%
US Foods Holding Corp. (*)	22,839	791,600
Food Products | 2.1%
Hostess Brands, Inc. (*)	33,014	573,453
Utz Brands, Inc.	28,219	483,392
		1,056,845
Gas Utilities | 1.3%
New Jersey Resources Corp.	18,731	652,026
Health Care Equipment & Supplies | 1.5%
Ortho Clinical Diagnostics Holdings PLC (*)	40,022	739,607
Health Care Providers & Services | 1.2%
Henry Schein, Inc. (*)	7,566	576,227
Health Care Technology | 0.4%
Certara, Inc. (*)	5,700	188,670
Hotels, Restaurants & Leisure | 2.6%
Brinker International, Inc. (*)	9,614	471,567
Wyndham Hotels & Resorts, Inc.	10,500	810,495
		1,282,062
Household Durables | 0.8%
Leggett & Platt, Inc.	9,317	417,774
Insurance | 2.8%
Brown & Brown, Inc.	14,816	821,547
Reinsurance Group of America, Inc.	5,071	564,200
		1,385,747

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Interactive Media & Services | 2.1%
Cars.com, Inc. (*)	54,333	$687,312
MediaAlpha, Inc., Class A (*)	18,278	341,433
		1,028,745
IT Services | 4.4%
Amdocs, Ltd.	6,227	471,446
LiveRamp Holdings, Inc. (*)	10,114	477,684
Remitly Global, Inc. (*)	8,056	295,655
SolarWinds Corp.	33,380	558,447
Squarespace, Inc. Class A (*)	9,154	353,711
		2,156,943
Leisure Products | 2.4%
Brunswick Corp.	4,681	445,959
Hasbro, Inc.	8,087	721,522
		1,167,481
Life Sciences Tools & Services | 5.4%
Adaptive Biotechnologies Corp. (*)	19,774	672,118
ICON PLC (*)	2,680	702,213
Maravai LifeSciences Holdings, Inc., Class A (*)	6,448	316,468
Sotera Health Co. (*)	21,999	575,274
Stevanato Group SpA (*)	16,509	417,843
		2,683,916
Machinery | 4.5%
Altra Industrial Motion Corp.	7,942	439,590
Columbus McKinnon Corp.	14,031	678,399
Gates Industrial Corp. PLC (*)	46,589	758,003
Kennametal, Inc.	10,980	375,845
		2,251,837
Metals & Mining | 0.9%
Schnitzer Steel Industries, Inc., Class A	10,027	439,283
Multiline Retail | 1.4%
Kohl’s Corp.	14,831	698,392
Oil, Gas & Consumable Fuels | 1.8%
Magnolia Oil & Gas Corp., Class A	50,562	899,498
Paper & Forest Products | 1.3%
Neenah, Inc.	13,916	648,625
Pharmaceuticals | 1.2%
Catalent, Inc. (*)	4,368	581,250
Professional Services | 0.9%
Leidos Holdings, Inc.	4,489	431,528
Semiconductors & Semiconductor Equipment | 2.3%
CMC Materials, Inc.	3,940	485,526
Description	Shares	Fair Value
MKS Instruments, Inc.	4,499	$678,944
		1,164,470
Software | 6.9%
CyberArk Software, Ltd. (*)	2,602	410,648
Datto Holding Corp. (*)	16,187	386,869
Dolby Laboratories, Inc., Class A	6,171	543,048
j2 Global, Inc. (*)	4,714	644,027
N-Able, Inc. (*)	39,272	487,365
Pegasystems, Inc.	4,631	588,600
PTC, Inc. (*)	3,170	379,734
		3,440,291
Specialty Retail | 2.3%
Floor & Decor Holdings, Inc., Class A (*)	3,079	371,913
Leslie’s, Inc. (*)	22,207	456,132
Urban Outfitters, Inc. (*)	9,873	293,129
		1,121,174
Textiles, Apparel & Luxury Goods | 0.9%
Tapestry, Inc.	11,924	441,426
Trading Companies & Distributors | 0.8%
Air Lease Corp.	9,924	390,410
Total Common Stocks (Cost $40,537,525)		48,733,418
Short-Term Investments | 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $840,577)	840,577	840,577
Total Investments l 100.1% (Cost $41,378,102)		$49,573,995
Liabilities in Excess of Cash and Other Assets l (0.1)%		(73,436)

Net Assets l 100.0%		$49,500,559

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 68.4%
Australia | 0.9%
Champion Iron, Ltd. (*)	37,717	$129,486
Charter Hall Long Wale REIT	18,758	66,646
CSL, Ltd.	571	120,411
Dexus.	157,443	1,218,202
Domino’s Pizza Enterprises, Ltd.	1,839	212,026
Fortescue Metals Group, Ltd.	56,239	593,070
Healius, Ltd.	60,942	209,330
Santos, Ltd.	57,712	297,550
Sonic Healthcare, Ltd.	7,535	221,226
		3,067,947
Belgium | 0.2%
Ageas SA	6,332	313,371
Cofinimmo SA REIT	409	61,730
Etablissements Franz Colruyt NV	2,711	138,105
Proximus SADP	2,722	53,815
Warehouses De Pauw CVA REIT	1,450	58,613
		625,634
Canada | 2.6%
CAE, Inc. (*)	28,442	849,563
Canadian National Railway Co.	9,721	1,124,234
Canadian Pacific Railway, Ltd.	806	52,632
Canadian Western Bank	10,412	301,443
Empire Co., Ltd., Class A	5,119	156,003
Enbridge, Inc.	5,419	215,887
H&R Real Estate Investment Trust	23,715	292,646
Hydro One, Ltd.	6,040	142,774
Labrador Iron Ore Royalty Corp.	9,464	263,163
Loblaw Cos., Ltd.	11,803	809,977
Manulife Financial Corp.	21,380	411,530
Metro, Inc.	6,117	298,896
Quebecor, Inc., Class B	8,804	212,767
Shopify, Inc. Class A (*)	163	221,248
Suncor Energy, Inc.	45,457	942,445
The Toronto-Dominion Bank	17,168	1,135,663
Thomson Reuters Corp.	2,384	263,603
Tourmaline Oil Corp.	22,455	784,489
Vermilion Energy, Inc. (*)	30,033	296,868
		8,775,831
China | 0.2%
SITC International Holdings Co., Ltd.	143,000	509,819
Denmark | 0.9%
AP Moller-Maersk A/S, Class B	73	197,463
Carlsberg A/S, Class B Sponsored ADR	35,002	1,148,412
Description	Shares	Fair Value
Coloplast A/S, Class B	458	$71,787
Novo Nordisk A/S, Class B	9,696	932,610
Vestas Wind Systems A/S ADR	56,972	770,261
		3,120,533
Finland | 0.0%
Elisa Oyj	968	60,100
France | 2.0%
Arkema SA	1,736	229,643
BNP Paribas SA	17,725	1,135,382
Bureau Veritas SA ADR (*)	13,092	810,264
Cie de Saint-Gobain	8,999	606,101
Cie Generale des Etablissements Michelin SCA	1,176	180,482
Credit Agricole SA	14,849	204,871
Electricite de France SA	47,568	597,352
Hermes International	41	56,665
La Francaise des Jeux SAEM	6,017	309,516
LVMH Moet Hennessy Louis Vuitton SE ADR	6,572	941,636
Orange SA	14,943	161,883
Pernod Ricard SA ADR	20,097	885,273
Sartorius Stedim Biotech	78	43,538
Societe Generale SA	14,995	470,798
		6,633,404
Germany | 1.3%
adidas AG Sponsored ADR	4,599	727,194
Daimler AG	3,360	298,688
Deutsche Bank AG (*)	44,093	565,505
Deutsche Post AG	25,863	1,630,054
Merck KGaA	331	71,979
Merck KGaA Sponsored ADR	22,706	987,030
		4,280,450
Hong Kong | 0.4%
AIA Group, Ltd. Sponsored ADR	20,488	942,653
Hysan Development Co., Ltd.	8,000	26,035
Orient Overseas International, Ltd.	10,000	172,617
Sun Hung Kai Properties, Ltd.	7,000	86,991
Xinyi Glass Holdings, Ltd.	56,000	166,347
		1,394,643
Ireland | 0.1%
James Hardie Industries PLC	9,278	332,792
Israel | 0.3%
Bank Hapoalim BM	26,422	231,967
Bank Leumi Le-Israel BM	27,479	233,256
Bezeq The Israeli Telecommunication Corp., Ltd. (*)	56,841	67,057
Perion Network, Ltd. (*)	10,462	181,306

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
ZIM Integrated Shipping Services, Ltd.	4,210	$213,447
		927,033
Italy | 0.1%
Banco BPM SpA	80,556	253,028
Buzzi Unicem SpA	9,332	213,062
		466,090
Japan | 5.1%
Activia Properties, Inc. REIT	49	201,293
Advance Residence Investment Corp. REIT	90	292,776
AGC, Inc.	5,000	255,910
Ajinomoto Co., Inc.	5,000	147,949
Benesse Holdings, Inc.	2,000	45,231
Chubu Electric Power Co., Inc.	7,100	84,220
Credit Saison Co., Ltd.	33,100	436,035
CyberAgent, Inc.	10,700	207,228
Dai-ichi Life Holdings, Inc.	33,900	738,139
Daito Trust Construction Co., Ltd.	500	58,377
Daiwa House Industry Co., Ltd.	18,800	627,856
Daiwa Securities Living Investments Corp. REIT	81	81,042
DCM Holdings Co., Ltd.	7,300	70,796
Electric Power Development Co., Ltd.	40,100	575,201
ENEOS Holdings, Inc.	203,700	831,799
FUJIFILM Holdings Corp.	1,500	129,345
Hokkaido Electric Power Co., Inc.	38,900	186,388
Iida Group Holdings Co., Ltd.	4,000	102,954
Inpex Corp.	28,300	221,481
Iwatani Corp.	1,000	58,785
Japan Logistics Fund, Inc. REIT	127	377,435
Japan Petroleum Exploration Co., Ltd.	10,800	203,277
Japan Post Bank Co., Ltd.	88,200	754,848
Japan Post Holdings Co., Ltd.	111,000	934,239
Japan Real Estate Investment Corp.	20	119,802
KDDI Corp.	18,600	614,684
Kyudenko Corp.	1,800	59,732
Kyushu Electric Power Co., Inc.	13,100	99,662
McDonald’s Holdings Co. Japan, Ltd.	5,800	273,762
Mitsubishi Electric Corp.	70,000	973,589
Mitsubishi UFJ Financial Group, Inc.	42,800	249,885
Mizuho Financial Group, Inc.	56,990	802,304
Nintendo Co., Ltd. ADR	15,919	943,201
Nippon Express Co., Ltd.	1,900	130,905
Nippon Telegraph & Telephone Corp.	3,300	91,229
Nippon Yusen KK	3,500	263,264
Nissan Motor Co., Ltd. (*)	135,500	679,553
Description	Shares	Fair Value
Osaka Gas Co., Ltd.	24,600	$452,163
Rengo Co., Ltd.	9,300	72,699
Shimano, Inc. ADR	36,753	1,076,495
Softbank Corp.	30,100	408,676
Sumitomo Mitsui Financial Group, Inc.	5,300	185,422
Sumitomo Mitsui Trust Holdings, Inc.	5,300	181,512
Sumitomo Osaka Cement Co., Ltd.	2,300	64,206
Sumitomo Realty & Development Co., Ltd.	7,200	262,730
Sumitomo Rubber Industries, Ltd.	22,800	289,939
Taiheiyo Cement Corp.	14,700	305,768
The Hachijuni Bank, Ltd.	18,400	65,598
Tohoku Electric Power Co., Inc.	23,400	172,411
Tokyo Gas Co., Ltd.	9,200	171,332
Toyota Motor Corp.	27,500	491,926
Yamazaki Baking Co., Ltd.	3,600	62,696
		17,187,749
Malta | 0.1%
Kindred Group PLC	13,440	201,816
Netherlands | 2.0%
ASML Holding NV	1,394	1,028,315
Eurocommercial Properties NV REIT	11,284	240,982
Flow Traders	2,469	95,531
Koninklijke Ahold Delhaize NV	5,539	183,636
NXP Semiconductors NV	6,346	1,242,991
Royal Dutch Shell PLC, A Shares	43,131	952,846
Wolters Kluwer NV	1,775	187,623
Wolters Kluwer NV Sponsored ADR	24,474	2,590,818
		6,522,742
New Zealand | 0.0%
Fisher & Paykel Healthcare Corp., Ltd., Class C	2,938	64,601
Norway | 0.1%
Orkla ASA	16,157	148,068
Telenor ASA	7,039	118,230
Yara International ASA	1,273	63,006
		329,304
Spain | 0.3%
Corporacion Financiera Alba SA	395	21,599
Iberdrola SA	7,162	71,531
Industria de Diseno Textil SA ADR	47,433	871,819
		964,949
Sweden | 1.2%
Assa Abloy AB ADR	55,219	798,467
Axfood AB	3,146	75,226
Epiroc AB ADR	77,488	1,597,803

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Hexagon AB ADR	100,045	$1,540,693
Swedish Match AB	6,087	53,384
Telefonaktiebolaget LM Ericsson, B Shares	6,752	76,313
		4,141,886
Switzerland | 1.4%
ABB, Ltd. Sponsored ADR	37,383	1,247,097
PSP Swiss Property AG	575	69,173
Roche Holding AG	5,739	2,094,182
Swatch Group AG ADR	76,399	997,007
Swisscom AG	445	255,514
Tecan Group AG	121	68,282
		4,731,255
United Kingdom | 3.7%
Anglo American PLC	13,740	473,959
Barclays PLC	225,579	575,314
Coca-Cola Europacific Partners PLC	17,767	982,337
Diageo PLC Sponsored ADR	11,740	2,265,820
Genus PLC	900	65,971
GlaxoSmithKline PLC	4,912	92,717
HSBC Holdings PLC	27,735	145,096
Imperial Brands PLC	3,870	80,764
J Sainsbury PLC	45,667	174,873
Linde PLC	882	258,761
Lloyds Banking Group PLC	325,948	202,756
National Grid PLC	8,045	95,698
Natwest Group PLC	157,956	479,307
Prudential PLC ADR	27,492	1,077,137
RELX PLC Sponsored ADR	55,222	1,593,707
Rightmove PLC	5,933	54,423
Rio Tinto PLC	7,944	524,512
Rio Tinto PLC Sponsored ADR	10,481	700,340
Rio Tinto, Ltd.	6,115	434,532
Standard Chartered PLC	109,130	639,568
Unilever PLC Sponsored ADR	30,261	1,640,751
		12,558,343
United States | 45.5%
3M Co.	346	60,695
Accenture PLC, Class A	12,088	3,867,193
Adobe, Inc. (*)	3,104	1,787,035
Adtalem Global Education, Inc. (*)	5,238	198,049
Advanced Micro Devices, Inc. (*)	3,179	327,119
AGCO Corp.	1,227	150,344
Agilent Technologies, Inc.	1,765	278,040
Akamai Technologies, Inc. (*)	521	54,491
Align Technology, Inc. (*)	397	264,176
Description	Shares	Fair Value
Alleghany Corp. (*)	115	$71,807
Allegion PLC	1,637	216,379
Alphabet, Inc., Class A (*)	1,289	3,446,167
Alphabet, Inc., Class C (*)	986	2,627,996
Altria Group, Inc.	1,650	75,108
Amazon.com, Inc. (*)	964	3,166,779
Amdocs, Ltd.	941	71,243
AMERCO	522	337,228
Ameren Corp.	928	75,168
American Electric Power Co., Inc.	1,128	91,571
American Express Co.	2,644	442,949
AmerisourceBergen Corp.	601	71,789
Amgen, Inc.	358	76,129
AMN Healthcare Services, Inc. (*)	967	110,963
Amphenol Corp., Class A	18,190	1,332,054
Anthem, Inc.	1,391	518,565
Aon PLC, Class A	9,545	2,727,675
Apple, Inc.	62,951	8,907,566
Applied Materials, Inc.	7,931	1,020,958
Automatic Data Processing, Inc.	1,863	372,451
AutoZone, Inc. (*)	355	602,786
Badger Meter, Inc.	654	66,146
Bank of America Corp.	20,813	883,512
Berkshire Hathaway, Inc. Class B (*)	770	210,164
Bio-Rad Laboratories, Inc. Class A (*)	116	86,530
Bio-Techne Corp.	1,842	892,578
BJ’s Wholesale Club Holdings, Inc. (*)	5,856	321,612
Booz Allen Hamilton Holding Corp.	2,157	171,158
Boston Scientific Corp. (*)	25,419	1,102,930
Bristol-Myers Squibb Co.	5,900	349,103
Broadcom, Inc.	1,675	812,258
BRP, Inc.	12,092	1,120,687
Bruker Corp.	2,827	220,789
Brunswick Corp.	2,223	211,785
Cable One, Inc.	28	50,768
Cabot Oil & Gas Corp.	3,618	78,728
Cadence Design Systems, Inc. (*)	2,669	404,193
Cboe Global Markets, Inc.	4,634	573,967
CDW Corp.	416	75,720
Charles River Laboratories International, Inc. (*)	671	276,902
Charter Communications, Inc., Class A (*)	1,338	973,475
Chemed Corp.	250	116,280
Chubb, Ltd.	435	75,464
Ciena Corp. (*)	1,017	52,223
Cigna Corp.	272	54,444
Cirrus Logic, Inc. (*)	708	58,304

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Cisco Systems, Inc.	9,488	$516,432
Citigroup, Inc.	8,244	578,564
Citizens Financial Group, Inc.	8,004	376,028
Cognizant Technology Solutions Corp., Class A	14,917	1,106,991
Cohen & Steers, Inc.	3,123	261,614
Colgate-Palmolive Co.	4,219	318,872
Comcast Corp., Class A	1,316	73,604
Costco Wholesale Corp.	258	115,932
Crowdstrike Holdings, Inc., Class A (*)	855	210,142
Crown Castle International Corp., REIT	392	67,941
Cummins, Inc.	1,153	258,918
CVS Health Corp.	11,660	989,468
D.R. Horton, Inc.	1,217	102,191
Darden Restaurants, Inc.	1,482	224,479
DaVita, Inc. (*)	1,617	187,992
Deckers Outdoor Corp. (*)	688	247,818
Deere & Co.	1,422	476,470
Devon Energy Corp.	15,384	546,286
Diamondback Energy, Inc.	4,579	433,494
Dick’s Sporting Goods, Inc.	1,490	178,457
Dillard’s, Inc. Class A	509	87,813
DocuSign, Inc. (*)	1,067	274,678
Dolby Laboratories, Inc., Class A	1,093	96,184
Dollar General Corp.	7,583	1,608,658
Domino’s Pizza, Inc.	1,408	671,560
DTE Energy Co.	1,550	173,150
Eli Lilly & Co.	5,951	1,374,979
EPAM Systems, Inc. (*)	678	386,785
Equitable Holdings, Inc.	15,719	465,911
Everest Re Group, Ltd.	236	59,184
Evergy, Inc.	1,071	66,616
Exlservice Holdings, Inc. (*)	656	80,767
Extra Space Storage, Inc. REIT	593	99,618
Facebook, Inc., Class A (*)	3,815	1,294,773
FedEx Corp.	790	173,239
Flagstar Bancorp, Inc.	4,273	216,983
Flowers Foods, Inc.	3,580	84,595
FNB Corp.	18,371	213,471
Fortinet, Inc. (*)	1,357	396,298
FOX Corp., Class B	21,150	785,088
FTI Consulting, Inc. (*)	467	62,905
Generac Holdings, Inc. (*)	861	351,865
General Mills, Inc.	1,474	88,175
Graco, Inc.	1,382	96,699
H&R Block, Inc.	2,547	63,675
Description	Shares	Fair Value
HCA Healthcare, Inc.	3,834	$930,588
Honeywell International, Inc.	4,974	1,055,881
Hormel Foods Corp.	1,229	50,389
ICON PLC (*)	1,091	285,864
IDEXX Laboratories, Inc. (*)	2,113	1,314,075
Intel Corp.	14,354	764,781
Intercontinental Exchange, Inc.	16,059	1,843,894
Intuit, Inc.	2,628	1,417,832
Intuitive Surgical, Inc. (*)	225	223,684
IQVIA Holdings, Inc. (*)	11,342	2,716,863
Jack Henry & Associates, Inc.	3,254	533,851
John Wiley & Sons, Inc. Class A	1,453	75,861
Johnson & Johnson	27,401	4,425,261
JPMorgan Chase & Co.	2,774	454,076
Kellogg Co.	2,029	129,694
Keysight Technologies, Inc. (*)	962	158,047
Kimco Realty Corp. REIT	9,713	201,545
KLA Corp.	3,012	1,007,544
Laboratory Corp. of America Holdings (*)	2,470	695,157
Life Storage, Inc. REIT	750	86,055
Lockheed Martin Corp.	4,424	1,526,722
Louisiana-Pacific Corp.	3,467	212,770
Lowe’s Cos., Inc.	9,312	1,889,032
Manhattan Associates, Inc. (*)	1,644	251,581
Maravai LifeSciences Holdings, Inc., Class A (*)	5,292	259,731
Markel Corp. (*)	32	38,244
Martin Marietta Materials, Inc.	180	61,502
Match Group, Inc. (*)	2,528	396,871
Matson, Inc.	931	75,141
McDonald’s Corp.	7,641	1,842,321
MDU Resources Group, Inc.	11,239	333,461
Medtronic PLC	4,097	513,559
Merck & Co., Inc.	869	65,271
MetLife, Inc.	8,616	531,866
Mettler-Toledo International, Inc. (*)	238	327,812
Microsoft Corp.	30,322	8,548,378
Moderna, Inc. (*)	1,372	528,028
Mohawk Industries, Inc. (*)	1,348	239,135
Monolithic Power Systems, Inc.	182	88,212
Moody’s Corp.	2,951	1,047,930
Motorola Solutions, Inc.	10,011	2,325,756
MYR Group, Inc. (*)	547	54,426
Netflix, Inc. (*)	1,508	920,393
Newmont Corp.	816	44,309
News Corp. Class A	20,054	471,871
Northrop Grumman Corp.	4,361	1,570,614

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
NVIDIA Corp.	9,296	$1,925,759
O’Reilly Automotive, Inc. (*)	109	66,606
Old Dominion Freight Line, Inc.	2,671	763,853
Oracle Corp.	6,704	584,120
OSI Systems, Inc. (*)	639	60,577
Ovintiv, Inc.	12,441	409,060
Owens Corning	2,089	178,609
Paychex, Inc.	6,445	724,740
Paycom Software, Inc. (*)	447	221,600
PayPal Holdings, Inc. (*)	1,609	418,678
PennyMac Financial Services, Inc.	6,991	427,360
PepsiCo, Inc.	4,671	702,565
Philip Morris International, Inc.	708	67,111
Portland General Electric Co.	1,299	61,040
Premier, Inc., Class A	1,810	70,156
PTC, Inc. (*)	9,636	1,154,296
Public Storage REIT	587	174,398
Qorvo, Inc. (*)	222	37,116
QUALCOMM, Inc.	8,955	1,155,016
Quest Diagnostics, Inc.	4,113	597,660
Quidel Corp. (*)	545	76,927
Regions Financial Corp.	10,937	233,067
Republic Services, Inc.	7,562	907,894
ResMed, Inc.	424	111,745
Rockwell Automation, Inc.	3,910	1,149,696
Roku, Inc. (*)	492	154,168
RPM International, Inc.	1,967	152,738
S&P Global, Inc.	4,176	1,774,341
SBA Communications Corp. REIT	436	144,129
Select Medical Holdings Corp.	5,975	216,116
Service Corp. International	3,643	219,527
ServiceNow, Inc. (*)	443	275,666
Southwest Gas Holdings, Inc.	1,468	98,180
Starbucks Corp.	4,144	457,125
State Street Corp.	6,574	556,949
STERIS PLC	413	84,368
Synopsys, Inc. (*)	6,859	2,053,653
Target Corp.	5,413	1,238,332
Tenet Healthcare Corp. (*)	3,152	209,419
Teradyne, Inc.	1,658	181,004
Tesla, Inc. (*)	2,896	2,245,790
Texas Instruments, Inc.	8,464	1,626,865
Texas Pacific Land Corp.	129	156,007
The Allstate Corp.	2,053	261,367
The Charles Schwab Corp.	16,848	1,227,208
The Coca-Cola Co.	38,061	1,997,061
Description	Shares	Fair Value
The Hartford Financial Services Group, Inc.	1,106	$77,696
The Hershey Co.	2,893	489,640
The Home Depot, Inc.	4,470	1,467,322
The Interpublic Group of Cos., Inc.	24,503	898,525
The J.M. Smucker Co.	514	61,695
The Kroger Co.	3,065	123,918
The Mosaic Co.	6,839	244,289
The New York Times Co. Class A	1,224	60,306
The Procter & Gamble Co.	15,025	2,100,495
Thermo Fisher Scientific, Inc.	5,407	3,089,181
TopBuild Corp. (*)	2,647	542,132
Tractor Supply Co.	2,860	579,465
Trimble, Inc. (*)	2,542	209,079
Turning Point Brands, Inc.	1,188	56,727
Tyler Technologies, Inc. (*)	147	67,422
Tyson Foods, Inc., Class A	3,528	278,500
Ulta Beauty, Inc. (*)	1,196	431,660
United Parcel Service, Inc., Class B	1,747	318,129
United Therapeutics Corp. (*)	703	129,760
UnitedHealth Group, Inc.	1,930	754,128
Veeva Systems, Inc. Class A (*)	971	279,813
Verizon Communications, Inc.	60,145	3,248,431
Vertex Pharmaceuticals, Inc. (*)	369	66,933
Visa, Inc., Class A	7,755	1,727,426
Walmart, Inc.	11,729	1,634,788
Warner Music Group Corp., Class A	15,214	650,246
Waste Management, Inc.	527	78,713
Waters Corp. (*)	293	104,689
Watts Water Technologies, Inc., Class A	545	91,609
WD-40 Co.	986	228,239
WEC Energy Group, Inc.	1,126	99,313
Werner Enterprises, Inc.	1,728	76,499
West Pharmaceutical Services, Inc.	137	58,162
Westlake Chemical Corp.	2,430	221,470
White Mountains Insurance Group, Ltd.	53	56,689
Williams-Sonoma, Inc.	1,618	286,920
Workday, Inc., Class A (*)	1,161	290,122
Zoetis, Inc.	11,393	2,211,837
		152,673,063
Total Common Stocks (Cost $185,165,806)		229,569,984
Preferred Stocks | 0.1%
Germany | 0.1%
Volkswagen AG (Cost $414,446)	1,733	388,217

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Corporate Bonds | 9.8%
Canada | 0.6%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	$1,370	$1,359,178
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	1,020	831,945
			2,191,123
France | 0.3%
Schneider Electric SE, 2.950%, 09/27/22	USD	938	961,525
Germany | 0.3%
Daimler AG MTN, 0.750%, 09/10/30	EUR	810	961,951
Netherlands | 0.4%
ING Groep NV MTN, 1.125% (SONIA + 0.905%), 12/07/28 (§)	GBP	1,000	1,306,940
Switzerland | 0.0%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	90	114,448
United Kingdom | 1.0%
Ashtead Capital, Inc., 4.250%, 11/01/29	USD	825	906,082
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	985	1,388,741
Unilever Capital Corp., 1.375%, 09/14/30	USD	1,040	994,033
			3,288,856
United States | 7.2%
Adobe, Inc., 2.300%, 02/01/30	USD	870	899,886
Alphabet, Inc., 1.100%, 08/15/30	USD	920	869,124
Amazon.com, Inc., 3.150%, 08/22/27	USD	895	984,060
American Express Credit Corp., 3.300%, 05/03/27	USD	885	981,394
Apple, Inc., 3.000%, 06/20/27	USD	815	892,216
Ball Corp., 4.875%, 03/15/26	USD	500	551,250
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	450	456,668
1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	1,245	981,049
Clean Harbors, Inc. Co., 4.875%, 07/15/27	USD	455	472,063
Description	Security Currency	Principal Amount (000)	Fair Value
Dell International LLC, 5.300%, 10/01/29	USD	$1,017	$1,229,367
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	1,270	1,035,352
Johnson Controls International PLC, 1.750%, 09/15/30	USD	515	499,872
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	1,035	1,130,464
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	773	848,622
McDonald’s Corp., 3.125%, 03/04/25	CAD	915	761,489
Microsoft Corp., 3.500%, 11/15/42	USD	660	759,558
Morgan Stanley, 3.625%, 01/20/27	USD	885	975,569
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	465	481,368
PepsiCo, Inc., 2.875%, 10/15/49	USD	715	728,339
Pfizer, Inc., 2.625%, 04/01/30	USD	855	902,820
Prologis LP, 1.250%, 10/15/30	USD	965	903,766
Service Corp. International, 4.625%, 12/15/27	USD	505	529,619
Starbucks Corp., 4.450%, 08/15/49	USD	650	794,756
The Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	1,040	1,002,903
The Home Depot, Inc., 5.875%, 12/16/36	USD	630	888,612
The Procter & Gamble Co., 1.200%, 10/29/30	USD	545	518,459
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	965	980,218
United Rentals North America, Inc., 4.875%, 01/15/28	USD	515	544,479
Verizon Communications, Inc., 3.875%, 02/08/29	USD	1,012	1,135,039
Visa, Inc., 0.750%, 08/15/27	USD	465	452,674
			24,191,055
Total Corporate Bonds (Cost $32,516,410)			33,015,898
Foreign Government Obligations | 12.1%
Australia | 0.6%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	1,400	972,600

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	$1,410	$973,833
			1,946,433
Bahamas | 0.4%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	1,525	1,357,250
Bermuda | 0.9%
Government of Bermuda:
3.717%, 01/25/27	USD	1,360	1,473,305
2.375%, 08/20/30 (#)	USD	1,410	1,398,367
			2,871,672
Canada | 1.3%
City of Vancouver, 2.900%, 11/20/25	CAD	865	727,553
Export Development Canada, 1.650%, 07/31/24	CAD	1,170	944,655
Province of British Columbia Canada, 3.200%, 06/18/44	CAD	500	432,173
Province of Quebec:
2.500%, 04/20/26	USD	515	549,222
1.850%, 02/13/27	CAD	1,965	1,589,345
			4,242,948
Chile | 0.9%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	350,000	415,669
2.300%, 10/01/28	CLP	1,635,000	1,648,914
Republic of Chile, 0.830%, 07/02/31	EUR	730	842,847
			2,907,430
Colombia | 0.3%
Republic of Colombia, 9.850%, 06/28/27	COP	2,975,000	888,182
Czech Republic | 0.8%
Czech Republic, 2.000%, 10/13/33	CZK	57,990	2,620,954
Hungary | 1.0%
Hungary Government Bonds:
2.750%, 12/22/26	HUF	290,410	936,163
3.000%, 10/27/27	HUF	284,610	925,094
2.250%, 04/20/33	HUF	292,490	849,286
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	410	498,165
			3,208,708
Italy | 0.3%
Italy Buoni Poliennali Del Tesoro, 1.450%, 03/01/36	EUR	760	905,313
Description	Security Currency	Principal Amount (000)	Fair Value
Japan | 0.3%
Japan Bank for International Cooperation, 0.625%, 05/22/23	USD	$300	$301,370
Japan International Cooperation Agency, 1.750%, 04/28/31	USD	830	830,557
			1,131,927
Mexico | 0.3%
Mexican Bonos, 7.500%, 06/03/27	MXN	17,000	838,254
United Mexican States, 6.750%, 02/06/24	GBP	165	251,264
			1,089,518
Morocco | 0.3%
Morocco Government International Bonds, 1.500%, 11/27/31	EUR	970	1,037,082
Netherlands | 0.2%
Nederlandse Waterschapsbank NV, 0.500%, 12/02/25 (#)	USD	640	629,426
New Zealand | 0.9%
Housing New Zealand, Ltd. MTN, 3.420%, 10/18/28	NZD	1,200	886,553
New Zealand Local Government Funding Agency Bonds:
1.500%, 04/20/29	NZD	2,710	1,761,673
2.000%, 04/15/37	NZD	745	451,921
			3,100,147
Norway | 0.4%
Oslo Kommune:
2.300%, 03/14/24	NOK	3,000	349,636
2.350%, 09/04/24	NOK	10,000	1,166,620
			1,516,256
Panama | 0.6%
Republic of Panama:
8.875%, 09/30/27	USD	795	1,083,088
3.875%, 03/17/28	USD	885	960,115
			2,043,203
Peru | 0.2%
Peru Government Bonds, 6.150%, 08/12/32	PEN	3,580	836,853
Poland | 0.2%
Poland Government Bonds, 2.750%, 10/25/29	PLN	3,130	834,147
Romania | 1.0%
Romanian Government Bonds:
4.750%, 02/24/25	RON	7,450	1,812,344
3.650%, 09/24/31	RON	3,680	809,690

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Romanian Government International Bonds, 3.875%, 10/29/35	EUR	$485	$629,848
			3,251,882
Singapore | 0.3%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	1,130	973,291
Spain | 0.3%
Spain Government Bond, 1.000%, 07/30/42	EUR	780	891,135
Thailand | 0.2%
Thailand Government Bonds, 1.585%, 12/17/35	THB	31,630	851,681
United Kingdom | 0.4%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	635	910,346
1.500%, 07/22/47	GBP	405	557,506
			1,467,852
Total Foreign Government Obligations (Cost $42,386,392)			40,603,290
Supranational Bonds | 2.4%
Asian Development Bank, 2.125%, 03/19/25	USD	616	646,091
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	555	571,933
European Investment Bank, 1.000%, 01/28/28	CAD	1,255	959,259
Inter-American Development Bank, 7.875%, 03/14/23	IDR	18,860,000	1,378,740
International Bank for Reconstruction & Development:
2.500%, 08/03/23	CAD	650	531,003
1.900%, 01/16/25	CAD	835	678,344
2.900%, 11/26/25	AUD	1,370	1,072,365
1.250%, 03/16/26	NOK	7,700	868,807
1.125%, 09/13/28	USD	444	435,730
International Finance Corp. MTN, 1.500%, 04/15/35	AUD	1,411	937,048
Total Supranational Bonds (Cost $7,910,020)			8,079,320
US Municipal Bonds | 1.0%
California | 0.8%
State of California:
4.500%, 04/01/33	USD	900	1,047,612
7.550%, 04/01/39	USD	1,000	1,685,048
			2,732,660
Description	Security Currency	Principal Amount (000)	Fair Value
New York | 0.2%
New York State Urban Development Corp., Series B, 3.900%, 03/15/33	USD	$420	$467,816
Total US Municipal Bonds (Cost $3,041,597)			3,200,476

Description		Shares	Fair Value
Exchange-Traded Funds | 5.1%
iShares MSCI World ETF (Cost $11,292,881)		134,945	$17,065,145
Short-Term Investments | 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,592,099)		1,592,099	1,592,099
Total Investments l 99.4% (Cost $284,319,651) (»)			$333,514,429
Cash and Other Assets in Excess of Liabilities l 0.6%			1,919,698

Net Assets l 100.0%			$335,434,127

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2021:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	436,886	USD	326,126	HSB	10/20/21	$—	$10,260
AUD	1,000,000	USD	729,985	HSB	10/20/21	—	6,989
AUD	56,113	USD	40,627	HSB	12/22/21	—	44
CAD	578,373	USD	456,734	HSB	10/20/21	—	113
CAD	2,007,905	USD	1,604,451	JPM	10/20/21	—	19,227
CHF	94,006	USD	102,006	HSB	12/22/21	—	927
CHF	798,698	USD	875,422	JPM	10/20/21	—	18,074
CHF	105,714	USD	115,880	MSC	10/20/21	—	2,403
CNH	2,289,957	USD	351,700	HSB	10/20/21	3,081	—
CNH	13,201,394	USD	2,022,904	HSB	10/20/21	22,375	—
CNH	32,465,012	USD	4,987,029	HSB	12/03/21	25,239	—
EUR	3,340,166	USD	3,954,322	CIT	10/20/21	—	84,094
EUR	591,178	USD	703,200	HSB	10/20/21	—	18,206
EUR	742,106	USD	879,036	HSB	10/20/21	—	19,162
EUR	11,429,496	USD	13,531,014	HSB	10/20/21	—	287,732
EUR	944,087	USD	1,109,019	HSB	12/22/21	—	13,572
EUR	274,914	USD	326,434	JPM	10/20/21	—	7,893
GBP	66,890	USD	92,604	JPM	10/20/21	—	2,475
GBP	1,074,553	USD	1,492,687	JPM	10/20/21	—	44,809
GBP	279,064	USD	381,304	SSB	12/22/21	—	5,233
HUF	49,142,817	USD	163,200	JPM	10/20/21	—	4,898
HUF	58,402,134	USD	192,324	JPM	10/20/21	—	4,195
INR	34,655,135	USD	463,403	JPM	01/28/22	—	2,218
JPY	893,225,743	USD	8,121,105	CIT	10/20/21	—	94,516
JPY	89,356,585	USD	819,000	HSB	10/20/21	—	16,035
JPY	769,301,959	USD	6,991,874	HSB	10/20/21	—	78,873
JPY	43,854,418	USD	395,316	HSB	12/22/21	—	979
KRW	1,161,943,798	USD	1,008,930	JPM	11/05/21	—	28,111
MXN	1,875,182	USD	93,261	HSB	10/20/21	—	2,640
NOK	8,455,412	USD	963,262	JPM	10/20/21	3,869	—
NZD	1,733,397	USD	1,203,126	JPM	10/20/21	—	6,577
PHP	28,492,130	USD	552,173	HSB	11/29/21	5,292	—
PLN	852,570	USD	223,701	JPM	10/20/21	—	9,345
PLN	3,812,975	USD	968,486	JPM	10/20/21	—	9,813
RUB	32,491,655	USD	430,332	JPM	10/20/21	14,833	—
SEK	2,664,677	USD	311,139	HSB	10/20/21	—	6,723
SEK	1,171,064	USD	136,712	JPM	10/20/21	—	2,928
SGD	334,557	USD	246,646	JPM	10/20/21	—	257
USD	215,200	AUD	295,075	HSB	10/20/21	1,862	—
USD	383,800	AUD	527,865	HSB	10/20/21	2,156	—
USD	1,456,672	AUD	1,951,388	HSB	10/20/21	45,827	—
USD	1,953,937	AUD	2,617,580	MSC	10/20/21	61,438	—
USD	3,860,584	CAD	4,830,845	CIT	10/20/21	46,671	—
USD	264,305	CAD	338,158	CIT	12/22/21	—	2,682
USD	225,746	CAD	288,358	HSB	10/20/21	—	1,910
USD	980,969	CAD	1,254,920	HSB	10/20/21	—	9,780

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	466,531	CAD	596,786	HSB	12/22/21	$—	$4,650
USD	2,879,323	CAD	3,603,355	JPM	10/20/21	34,504	—
USD	1,157,810	CAD	1,448,846	MSC	10/20/21	13,958	—
USD	60,297	CHF	55,012	HSB	10/20/21	1,245	—
USD	259,870	CHF	242,198	HSB	12/22/21	—	550
USD	176,000	CLP	139,979,840	CIT	01/13/22	4,931	—
USD	1,959,967	CLP	1,565,523,351	CIT	01/13/22	46,744	—
USD	468,600	CNH	3,080,141	HSB	10/20/21	—	8,603
USD	571,000	CNH	3,737,224	HSB	10/20/21	—	8,004
USD	821,348	COP	3,228,060,878	CIT	11/05/21	—	24,461
USD	1,667,192	CZK	36,215,375	HSB	10/20/21	12,625	—
USD	515,800	CZK	11,232,272	JPM	10/20/21	2,633	—
USD	300,574	DKK	1,902,977	HSB	12/22/21	3,683	—
USD	107,600	EUR	91,390	HSB	10/20/21	1,707	—
USD	932,865	EUR	787,550	HSB	10/20/21	20,336	—
USD	4,634,103	EUR	3,914,375	HSB	10/20/21	98,542	—
USD	288,212	EUR	246,001	HSB	12/22/21	2,772	—
USD	1,430,700	EUR	1,223,727	JPM	10/20/21	12,775	—
USD	399,008	GBP	294,732	HSB	10/20/21	1,879	—
USD	427,434	GBP	312,865	HSB	12/22/21	5,812	—
USD	196,923	GBP	141,761	JPM	10/20/21	5,911	—
USD	959,803	GBP	699,497	JPM	10/20/21	17,285	—
USD	2,755,606	HUF	836,781,770	JPM	10/20/21	60,106	—
USD	397,316	IDR	5,759,091,818	JPM	01/28/22	—	485
USD	2,931,232	JPY	322,400,886	CIT	10/20/21	34,115	—
USD	287,000	JPY	31,476,610	HSB	10/20/21	4,149	—
USD	2,217,945	JPY	242,214,206	HSB	12/22/21	39,961	—
USD	168,525	JPY	18,404,035	SSB	12/22/21	3,037	—
USD	291,392	NOK	2,529,753	HSB	12/22/21	2,195	—
USD	3,194,146	NOK	28,037,868	JPM	10/20/21	—	12,831
USD	1,683,157	NZD	2,425,613	CIT	10/20/21	8,777	—
USD	2,090,176	NZD	3,011,408	JPM	10/20/21	11,427	—
USD	806,513	PEN	3,281,703	CIT	11/05/21	13,389	—
USD	409,100	PLN	1,613,077	HSB	10/20/21	3,534	—
USD	935,420	PLN	3,590,290	HSB	10/20/21	32,735	—
USD	532,636	PLN	2,045,161	JPM	10/20/21	18,434	—
USD	1,344,020	RON	5,649,049	HSB	10/20/21	22,845	—
USD	937,053	SGD	1,271,046	JPM	10/20/21	975	—
USD	172,587	THB	5,646,685	HSB	10/20/21	5,718	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$781,382	$883,277

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

September 30, 2021 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2021, these securities amounted to 0.7% of net assets of Lazard Retirement Global Dynamic Multi-Asset Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2021.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	- American Depositary Receipt
CDOR	- Canadian Dollar Offered Rate
GDR	- Global Depositary Receipt
LIBOR	- London Interbank Offered Rate
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Over Night Indexed Average

Currency Abbreviations:

AUD	-Australian Dollar	KRW	- South Korean Won
CAD	-Canadian Dollar	MXN	- Mexican New Peso
CHF	-Swiss Franc	NOK	-Norwegian Krone
CLP	-Chilean Peso	NZD	-New Zealand Dollar
CNH	-Chinese Yuan Renminbi	PEN	-Peruvian Nuevo Sol
COP	-Colombian Peso	PHP	-Philippine Peso
CZK	-Czech Koruna	PLN	-Polish Zloty
DKK	-Danish Krone	RON	-New Romanian Leu
EUR	-Euro	RUB	-Russian Ruble
GBP	-British Pound Sterling	SEK	-Swedish Krone
HUF	-Hungarian Forint	SGD	-Singapore Dollar
IDR	-Indonesian Rupiah	THB	-Thai Baht
INR	-Indian Rupee	USD	-United States Dollar
JPY	-Japanese Yen

Counterparty Abbreviations:
CIT	- Citibank NA
HSB	- HSBC Bank USA NA
JPM	- JPMorgan Chase Bank NA
MSC	- Morgan Stanley & Co.
SSB	- State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry †	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common & Preferred Stocks and Corporate Bonds
Aerospace & Defense	—%	2.7%	1.2%
Air Freight & Logistics	—	—	0.6
Airlines	—	1.4	—
Auto Components	1.6	1.1	0.1
Automobiles	2.5	3.2	1.8
Banks	24.0	8.1	4.8
Beverages	—	3.7	2.6
Biotechnology	—	—	0.3
Building Products	—	1.2	0.8
Capital Markets	—	2.5	3.5
Chemicals	1.3	4.8	0.3
Commercial Services & Suppliers	—	—	0.7
Communications Equipment	—	—	0.9
Construction Materials	2.5	—	0.3
Consumer Finance	—	—	0.3
Containers & Packaging	—	—	0.2
Diversified Consumer Services	—	—	0.3
Diversified Financial Services	—	0.8	0.2
Diversified Telecommunication Services	3.6	1.2	1.5
Electric Utilities	—	1.6	0.5
Electrical Equipment	—	3.7	1.6
Electronic Equipment, Instruments & Components	2.4	—	1.1
Entertainment	—	1.7	0.8
Equity Real Estate Investment Trusts (REITs)	—	—	1.4
Food & Staples Retailing	1.3	2.8	1.6
Food Products	0.7	0.5	0.5
Gas Utilities	—	0.7	0.2
Health Care Equipment & Supplies	—	3.7	1.2
Health Care Providers & Services	2.7	—	1.8
Health Care Technology	—	—	0.1
Hotels, Restaurants & Leisure	1.0	—	1.7
Household Durables	2.3	—	0.3
Household Products	0.8	—	1.2
Independent Power & Renewable Electricity Producers	0.7	1.1	0.2
Industrial Conglomerates	1.1	2.4	0.3
Insurance	3.9	4.2	2.5
Interactive Media & Services	—	0.9	2.6
Internet & Direct Marketing Retail	—	—	1.2
IT Services	—	3.1	3.0
Leisure Products	—	4.5	0.7
Life Sciences Tools & Services	—	—	2.6
Machinery	0.8	3.4	1.2
Marine	—	—	0.4
Media	—	0.9	1.2
Metals & Mining	2.3	1.2	0.9
Multiline Retail	—	1.1	0.9
Multi-Utilities	—	2.2	0.2
Oil, Gas & Consumable Fuels	11.4	5.1	1.9
Paper & Forest Products	0.7	—	0.1

Personal Products	3.0	1.5	0.5
Pharmaceuticals	—	5.6	4.0
Professional Services	—	4.4	1.7
Real Estate Management & Development	2.9	3.7	0.3
Road & Rail	—	—	0.7
Semiconductors & Semiconductor Equipment	9.6	2.2	3.4
Software	—	—	5.9
Specialty Retail	0.8	1.6	2.2
Technology Hardware, Storage & Peripherals	6.7	—	3.3
Textiles, Apparel & Luxury Goods	—	1.5	0.9
Thrifts & Mortgage Finance	—	—	0.2
Tobacco	1.2	—	0.1
Trading Companies & Distributors	—	1.1	0.2
Transportation Infrastructure	1.4	—	—
Wireless Telecommunication Services	4.3	—	0.6
Subtotal	97.5	97.1	78.3
Exchange-Traded Funds	—	—	5.1
Foreign Government Obligations	—	—	12.1
Supranational Bonds	—	—	2.4
US Municipal Bonds	—	—	1.0
Short-Term Investments	2.1	4.4	0.5
Total Investments	99.6%	101.5%	99.4%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 24, 2021

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 24, 2021